Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Schedule OfTransaction With Related Parties

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$6,853	$1,819	$4,974

Research and development expenses	$951	$1,010	$1,032

Selling and marketing expenses	$1,152	$1,308	$1,233

General and administrative expenses	$514	$704	$684

Purchase of property and equipment	$206	$275	$1,130

Schedule Of Balances With Related Parties

	December 31,
	2011	2012

Trade payables, other accounts payable and accrued expenses	$1,432	$3,024